Other income (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of other income

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Government grant
- generation based incentive	1,846	2,098	2,288
- viability gap funding	32	37	39
Compensation for loss of revenue	431	89	379
Gain on sale of intangibles	0	219	—
Insurance claim	63	34	41
Fair value change of mutual fund (including realised gain)	—	—	272
Fair value gain on investment (refer note 54)	27	—	77
Income tax refund	160	—	—
Gain on derivative instruments designated as cash flow hedge (net)	16	—	—
Miscellaneous incom e	295	157	15

Total	2,870	2,634	3,111